Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS

ECD Automotive Design, Inc (the “Company,” “ECD,” “we,” “us,” or “our), formerly known as EF Hutton Acquisition Corporation I (“EFHAC”) (the Company) is engaged in the production and sale of Land Rover vehicles, Jaguar E-Types, Classic Ford Mustang, and Toyota FJ40. Since the Company’s commencement of operations in 2013, they have established a facility geared towards producing the most customized Land Rovers with the highest quality of parts and the highest quality labor force building each vehicle. The Company primarily earns revenue from the sale of the customized vehicle directly to the customer. Additionally, revenue is generated from providing repair or upgrade services to customers and from the sale of extended warranties.

On December 12, 2023, ECD completed the business combination contemplated by the merger agreement dated as of March 3, 2023 (the “Merger Agreement”) by and among EFHAC, Humble Imports Inc., d/b/a ECD Auto Design, a Florida corporation (“Humble” or “ECD”), ECD Auto Design UK, Ltd., an England and Wales corporation (the “ECD UK”), EFHAC Merger Sub, Inc., a Florida corporation (“Merger Sub”) and wholly-owned subsidiary of EFHAC, and Scott Wallace, as the Securityholder Representative. At part of the closing Merger Sub merged with and into ECD with ECD as the surviving corporation and becoming a wholly-owned subsidiary of EFHAC. In connection with the Merger, EFHAC changed its name to “ECD Automotive Design Inc.” or such other name designated by E.C.D. by notice to EFHAC.

The business combination was accounted for as a reverse recapitalization. Under this method of accounting, although EFHAC acquired the outstanding equity interest in ECD in the business combination, EFHAC is treated as the “acquired company” and ECD was treated as the accounting acquirer for financial statement purposes. Accordingly, the Business Combination was treated as the equivalent of ECD issuing stock for the net assets of EFHAC, accompanied by a recapitalization. The net assets of EFHAC are stated at historical cost, with no goodwill or other intangible assets recorded.

Furthermore, the historical financial statements of ECD became the historical financial statements of the Company upon the consummation of the merger. As a result, the financial statements included in this Quarterly Report reflect (i) the historical operating results of ECD prior to the merger; (ii) the combined results of EFHAC and ECD following the close of the merger; (iii) the assets and liabilities of ECD at their historical cost and (iv) ECD’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the merger. See Note 4 - Reverse Capitalization for further details of the merger.

The Company also consolidates, ECD Audit Design UK LTD (“ECD UK”), a private limited company incorporated on July 16, 2021 in England and Wales. ECD UK was formed for the purpose of procuring parts overseas for the Company. ECD UK is a consolidated variable interest entity (“VIE”) for which the company is the primary beneficiary. The Company is the primary beneficiary of ECD UK as it has both the power to direct the most significant activities impacting on its economic performance and the obligation to absorb losses or receive benefits significant to them.

In April 2024, the Company acquired certain assets of BNMC Continuation Cars LLC (“BNMC”). See Note 4 for further information.

NOTE 1. NATURE OF OPERATIONS

ECD Automotive Design, Inc (the “Company,” “ECD,” “we,” “us,” or “our), formerly known as EF Hutton Acquisition Corporation I (“EFHAC”) (the Company) is engaged in the production and sale of Land Rover vehicle. Since the Company’s commencement of operations in 2013, they have established a facility geared towards producing the most customized Land Rovers with the highest quality of parts and the highest quality labor force building each vehicle. The Company primarily earns revenue from the sale of the customized vehicle directly to the customer. Additionally, revenue is generated from providing repair or upgrade services to customers and from the sale of extended warranties.

On December 12, 2023, ECD completed the business combination contemplated by the merger agreement dated as of March 3, 2023 (the “Merger Agreement”) by and among EFHAC, Humble Imports Inc., d/b/a ECD Auto Design, a Florida corporation (“Humble” or “ECD”), ECD Auto Design UK, Ltd., an England and Wales corporation (the “ECD UK”), EFHAC Merger Sub, Inc., a Florida corporation (“Merger Sub”) and wholly-owned subsidiary of EFHAC, and Scott Wallace, as the Securityholder Representative. At part of the closing Merger Sub merged with and into ECD with ECD as the surviving corporation and becoming a wholly-owned subsidiary of EFHAC. In connection with the Merger, EFHAC changed its name to “ECD Automotive Design Inc.” or such other name designated by E.C.D. by notice to EFHAC. See Note 5 for further information.

The business combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, although EFHAC acquired the outstanding equity interest in ECD in the business combination, EFHAC is treated as the “acquired company” and ECD was treated as the accounting acquirer for financial statement purposes.  Accordingly, the Business Combination was treated as the equivalent of ECD issuing stock for the net assets of EFHAC, accompanied by a recapitalization. The net assets of EFHAC are stated at historical cost, with no goodwill or other intangible assets recorded.

Furthermore, the historical financial statements of ECD became the historical financial statements of the Company upon the consummation of the merger. As a result, the financial statements included in this Annual Report reflect (i) the historical operating results of ECD prior to the merger; (ii) the combined results of EFHAC and ECD following the close of the merger; (iii) the assets and liabilities of ECD at their historical cost and (iv) ECD’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the merger. See Note 5 - Reverse Capitalization for further details of the merger.

The Company also consolidates, ECD Audit Design UK LTD (“ECD UK”), a private limited company incorporated on July 16, 2021 in England and Wales. ECD UK was formed for the purpose of procuring parts overseas for the Company. ECD UK is a consolidated variable interest entity (“VIE”) for which the company is the primary beneficiary. The Company is the primary beneficiary of ECD UK as it has both the power to direct the most significant activities impacting its economic performance and the obligation to absorb losses or receive benefits significant to them.